Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	DICE THERAPEUTICS, INC.
Entity Central Index Key	0001645569
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40794
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2286244
Entity Address, Address Line One	279 E. Grand Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	566-1420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	DICE
Name of each exchange on which registered	NASDAQ